Other Long-Term Liabilities - Other Long-Term Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Long Term Liabilities [Line Items]
Provision for environmental remediation, net of current portion	75	76
Provision for restructuring, net of current portion(2)(Note 4)	13	21
Deferred gains on sale leaseback transactions	25	31
Deferred revenue on rights-of-way license agreements, net of current portion	33	31
Stock-based compensation liabilities, net of current portion	145	69
Asset retirement obligations (Note 22)	23	24	23
Deferred retirement compensation	24	16
Deferred hedging losses (Note 20)	25
Other, net of current portion	69	70
Total other long-term liabilities	432	338